MASTER TRUST - Net Investment Income (Details) - John Deere Tax Deferred Savings Plan for Wage Employees $ in Thousands	12 Months Ended
Oct. 31, 2025 USD ($)
Net Investment Income
Net investment income	$ 326,436
Master Trust
Net Investment Income
Net appreciation	2,429,986
Interest and dividends	74,384
Net investment income	2,504,370
Plan's Interest
Net Investment Income
Net appreciation	317,026
Interest and dividends	9,410
Net investment income	$ 326,436